Pension and Severance Plans (Tables)	12 Months Ended
Mar. 31, 2011
Pension and Severance Plans (Tables) [Abstract]
Components of net periodic benefit costs
The components of net periodic benefit costs for the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Service cost	28,652	30,980	29,589
Interest cost	15,208	15,402	16,067
Expected return on plan assets	(18,950)	(16,969)	(17,987)
Recognized actuarial loss	12,440	16,000	11,802
Amortization of prior service costs	(10,358)	(10,391)	(10,391)

Net periodic benefit costs	26,992	35,022	29,080

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Service cost	10,557	3,645	4,160
Interest cost	11,869	12,083	11,165
Expected return on plan assets	(10,569)	(8,652)	(9,135)
Amortization of net transition asset	212	67	20
Recognized actuarial loss	507	857	2,911
Amortization of prior service costs	(262)	30	(32)
Losses (gains) on curtailments and settlements	1,569	1,766	(31)

Net periodic benefit costs	13,883	9,796	9,058

Changes in the benefit obligation and plan assets
The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	709,098	709,554	196,750	231,341
Service cost	30,980	29,589	3,645	4,160
Interest cost	15,402	16,067	12,083	11,165
Plan participants’ contributions	—	—	322	764
Amendments	(433)	—	3,950	(6,677)
Actuarial (gain) loss	(10,103)	6,424	36,311	(6,869)
Foreign currency exchange rate changes	—	—	(5,968)	(16,994)
Curtailments and settlements	—	(404)	(1,441)	(166)
Benefits paid	(35,390)	(25,377)	(14,311)	(10,227)

Benefit obligation at end of the fiscal year	709,554	735,853	231,341	206,497

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	443,977	515,701	98,739	134,226
Actual return on plan assets	59,654	4,327	31,775	10,930
Foreign currency exchange rate changes	—	—	(1,502)	(9,121)
Employer contribution	32,803	34,892	18,387	13,029
Plan participants’ contributions	—	—	322	764
Curtailments and settlements	—	—	(407)	(217)
Benefits paid	(20,733)	(18,272)	(13,088)	(9,224)

Fair value of plan assets at end of the fiscal year	515,701	536,648	134,226	140,387

Funded status at end of the fiscal year	(193,853)	(199,205)	(97,115)	(66,110)

Amounts recognized in the consolidated balance sheets

Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Noncurrent assets	1,116	1,454	2,760	3,894
Current liabilities	—	—	(2,778)	(2,716)
Noncurrent liabilities	(194,969)	(200,659)	(97,097)	(67,288)

Ending balance	(193,853)	(199,205)	(97,115)	(66,110)

Amounts recognized in accumulated other comprehensive income
Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Prior service cost (credit)	(96,865)	(86,470)	2,966	(3,930)
Net actuarial loss	270,241	278,895	49,209	33,919
Obligation existing at transition	—	—	231	204

Ending balance	173,376	192,425	52,406	30,193

Accumulated benefit obligations for all defined benefit pension plans

The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Accumulated benefit obligations	705,537	731,666	192,260	183,954

Projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets

The projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Projected benefit obligations	709,554	735,853	177,131	176,755
Accumulated benefit obligations	705,537	731,666	163,120	167,609
Fair value of plan assets	515,701	536,648	100,526	121,338

Weighted-average assumptions used to determine benefit obligation

Weighted-average assumptions used to determine benefit obligations as of March 31, 2010 and 2011 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2010	2011	2010	2011

Discount rate	2.3%	2.1%	5.5%	5.2%
Rate of compensation increase	*	*	4.0	3.5

*	As of March 31, 2010 and 2011, substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Weighted-average assumptions used to determine net periodic benefit costs
Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	Japanese plans				Foreign plans
	Fiscal year ended March 31				Fiscal year ended March 31
	2009	2010	2011		2009	2010	2011

Discount rate	2.3%	2.2%	2.3%		6.0%	6.5%	5.5%
Expected return on plan assets	3.9	3.6	2.9		7.1	6.5	5.9
Rate of compensation increase	2.5	2.7		*	3.4	3.2	4.0

*	As of March 31, 2011, substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Fair values of Japanese and foreign plans' level 3 assets
The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value	Fair value measurements
	at March 31,	using inputs considered as
Asset class	2010	Level 1	Level 2	Level 3

Cash and cash equivalents	11,665	11,665	—	—
Equity:
Equity securities(a)	136,495	136,495	—	—
Fixed income:
Government bonds(b)	201,240	—	201,240	—
Corporate bonds(c)	22,691	—	22,691	—
Asset-backed securities(d)	4,779	—	4,779	—
Commingled funds(e)	62,703	—	62,703	—
Commodity funds(f)	1,638	—	1,638	—
Private equity(g)	21,337	—	—	21,337
Hedge funds(h)	51,498	—	—	51,498
Real estate	1,655	—	—	1,655

Total	515,701	148,160	293,051	74,490

	Japanese plans
	Yen in millions
	Fair value	Fair value measurements
	at March 31,	using inputs considered as
Asset class	2011	Level 1	Level 2	Level 3

Cash and cash equivalents	25,151	25,151	—	—
Equity:
Equity securities(a)	127,695	125,692	2,003	—
Fixed income:
Government bonds(b)	226,183	—	226,183	—
Corporate bonds(c)	23,375	—	23,375	—
Asset-backed securities(d)	3,451	—	3,451	—
Commingled funds(e)	63,693	—	63,693	—
Commodity funds(f)	1,991	—	1,991	—
Private equity(g)	19,888	—	—	19,888
Hedge funds(h)	43,688	—	—	43,688
Real estate	1,533	—	—	1,533

Total	536,648	150,843	320,696	65,109

(a)	Includes approximately 62 percent and 64 percent of Japanese equity securities, and 38 percent and 36 percent of foreign equity securities for the fiscal years ended March 31, 2010 and 2011, respectively.

(b)	Includes approximately 63 percent and 65 percent of debt securities issued by Japanese national and local governments, and 37 percent and 35 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2010 and 2011, respectively.

(c)	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

(d)	Includes primarily mortgage-backed securities.

(e)	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 38 percent and 39 percent of investments in equity, 57 percent and 58 percent of investments in fixed income, and 5 percent and 3 percent of investments in other for the fiscal years ended March 31, 2010 and 2011, respectively.

(f)	Represents commodity futures funds.

(g)	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.

(h)	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

	Foreign plans
	Yen in millions
	Fair value	Fair value measurements
	at March 31,	using inputs considered as
Asset class	2010	Level 1	Level 2	Level 3

Cash and cash equivalents	1,775	1,775	—	—
Equity:
Equity securities(a)	39,885	33,657	6,228	—
Fixed income:
Government bonds(b)	20,553	—	20,553	—
Corporate bonds(c)	12,584	—	8,013	4,571
Asset-backed securities	3,135	—	3,060	75
Insurance contracts(d)	6,166	—	6,166	—
Commingled funds(e)	45,655	—	45,127	528
Real estate and other(f)	4,473	653	43	3,777

Total	134,226	36,085	89,190	8,951

	Foreign plans
	Yen in millions
	Fair value	Fair value measurements
	at March 31,	using inputs considered as
Asset class	2011	Level 1	Level 2	Level 3

Cash and cash equivalents	860	860	—	—
Equity:
Equity securities(a)	38,512	33,273	5,239	—
Fixed income:
Government bonds(b)	21,405	—	21,405	—
Corporate bonds(c)	14,994	—	10,148	4,846
Asset-backed securities	2,053	—	2,053	—
Insurance contracts(d)	6,718	—	6,718	—
Commingled funds(e)	50,517	—	49,987	530
Real estate and other(f)	5,328	45	1,510	3,773

Total	140,387	34,178	97,060	9,149

(a)	Includes primarily foreign equity securities.

(b)	Includes primarily foreign government debt securities.

(c)	Includes primarily foreign corporate debt securities.

(d)	Represents annuity contracts with or without profit sharing.

(e)	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

(f)	Includes primarily private real estate investment trusts.

Changes in the fair values of Japanese and foreign plans' level 3 assets
The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2010 and 2011:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable
	inputs (Level 3)
	Private equity	Hedge funds	Real estate	Total

Beginning balance at April 1, 2009	23,028	40,443	2,606	66,077
Return on assets held at end of year	(1,691)	79	(951)	(2,563)
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	—	10,976	—	10,976
Transfers, net	—	—	—	—

Ending balance at March 31, 2010	21,337	51,498	1,655	74,490

Return on assets held at end of year	(1,449)	2,467	(122)	896
Return on assets sold during the year	—	(436)	—	(436)
Purchases, sales, and settlements, net	—	(9,841)	—	(9,841)
Transfers, net	—	—	—	—

Ending balance at March 31, 2011	19,888	43,688	1,533	65,109

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable
	inputs (Level 3)
	Corporate	Asset-backed	Commingled	Real estate
	bonds	securities	funds	and other	Total

Beginning balance at April 1, 2009	—	74	849	4,085	5,008
Return on assets held at end of year	302	14	5	23	344
Return on assets sold during the year	—	—	—	(89)	(89)
Purchases, sales, and settlements, net	4,269	(9)	(288)	(95)	3,877
Transfers, net	—	—	—	—	—
Other*	—	(4)	(38)	(147)	(189)

Ending balance at March 31, 2010	4,571	75	528	3,777	8,951

Return on assets held at end of year	503	—	9	490	1,002
Return on assets sold during the year	—	5	—	—	5
Purchases, sales, and settlements, net	260	(72)	—	(159)	29
Transfers, net	—	—	—	—	—
Other*	(488)	(8)	(7)	(335)	(838)

Ending balance at March 31, 2011	4,846	—	530	3,773	9,149

*	Primarily consists of translation adjustments.

Summary of expected future benefit payments
The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31,	Yen in millions	Yen in millions

2012	24,690	10,620
2013	26,321	9,663
2014	28,653	10,597
2015	31,571	10,348
2016	34,355	10,759
2017 — 2021	199,824	62,305